Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) PSU	Dec. 31, 2022 USD ($) PSU
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance | PSU	444,620	513,510
Beginning balance	$ 21,239	$ 26,305
Granted | PSU	135,690	129,140
Paid | PSU	(191,980)	(186,730)
Forfeited | PSU	(15,870)	(11,300)
Ending balance | PSU	372,460	444,620
Accrual related to the fair value of the PSUs outstanding	$ 16,669	$ 14,414
Foreign exchange adjustment	257	(870)
Paid	(16,675)	(18,411)
Forfeited	(364)	(199)
Ending balance	$ 21,126	$ 21,239